Segment Information - Consolidated assets by Business Area (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Current assets	$ 37,413	$ 47,131	$ 47,131
Non-current assets	183,108	204,235	204,235
Long-term receivables	20,885	21,450	21,450
Investments	3,187	3,795	3,795
Property, plant and equipment	157,032	176,650	176,650	$ 175,470
Intangible assets	2,004	2,340	2,340	3,272
Total Assets	220,521	251,366	251,366
Operating assets [member]
Disclosure of operating segments [line items]
Property, plant and equipment	118,532		134,129
Assets under construction [member]
Disclosure of operating segments [line items]
Property, plant and equipment	38,500	$ 42,521	42,521	$ 38,569
Operating segments [member] | Exploration and Production [member]
Disclosure of operating segments [line items]
Current assets	3,900		7,575
Non-current assets	124,664		137,044
Long-term receivables	7,477		7,619
Investments	1,190		1,429
Property, plant and equipment	114,718		126,487
Intangible assets	1,279		1,509
Total Assets	128,564		144,619
Operating segments [member] | Refining Transportation And Marketing [member]
Disclosure of operating segments [line items]
Current assets	12,357		12,670
Non-current assets	32,995		38,396
Long-term receivables	3,006		3,330
Investments	1,209		1,492
Property, plant and equipment	28,608		33,400
Intangible assets	172		174
Total Assets	45,352		51,066
Operating segments [member] | Gas & Power [member]
Disclosure of operating segments [line items]
Current assets	1,504		1,811
Non-current assets	13,997		16,744
Long-term receivables	1,558		2,395
Investments	744		830
Property, plant and equipment	11,454		13,231
Intangible assets	241		288
Total Assets	15,501		18,555
Operating segments [member] | Biofuels [member]
Disclosure of operating segments [line items]
Current assets	54		64
Non-current assets	115		126
Long-term receivables	3		4
Investments	38		33
Property, plant and equipment	74		89
Total Assets	169		190
Operating segments [member] | Distribution [member]
Disclosure of operating segments [line items]
Current assets	2,598		2,961
Non-current assets	2,579		3,160
Long-term receivables	856		1,074
Investments			5
Property, plant and equipment	1,530		1,862
Intangible assets	193		219
Total Assets	5,177		6,121
Operating segments [member] | Corporate [member]
Disclosure of operating segments [line items]
Current assets	21,769		27,472
Non-current assets	8,927		9,274
Long-term receivables	8,114		7,489
Investments	6		6
Property, plant and equipment	688		1,629
Intangible assets	119		150
Total Assets	30,696		36,746
Operating segments [member] | Operating assets [member] | Exploration and Production [member]
Disclosure of operating segments [line items]
Property, plant and equipment	82,712		91,386
Operating segments [member] | Operating assets [member] | Refining Transportation And Marketing [member]
Disclosure of operating segments [line items]
Property, plant and equipment	24,985		29,217
Operating segments [member] | Operating assets [member] | Gas & Power [member]
Disclosure of operating segments [line items]
Property, plant and equipment	9,032		10,580
Operating segments [member] | Operating assets [member] | Biofuels [member]
Disclosure of operating segments [line items]
Property, plant and equipment	70		85
Operating segments [member] | Operating assets [member] | Distribution [member]
Disclosure of operating segments [line items]
Property, plant and equipment	1,329		1,603
Operating segments [member] | Operating assets [member] | Corporate [member]
Disclosure of operating segments [line items]
Property, plant and equipment	444		1,306
Operating segments [member] | Assets under construction [member] | Exploration and Production [member]
Disclosure of operating segments [line items]
Property, plant and equipment	32,006		35,101
Operating segments [member] | Assets under construction [member] | Refining Transportation And Marketing [member]
Disclosure of operating segments [line items]
Property, plant and equipment	3,623		4,183
Operating segments [member] | Assets under construction [member] | Gas & Power [member]
Disclosure of operating segments [line items]
Property, plant and equipment	2,422		2,651
Operating segments [member] | Assets under construction [member] | Biofuels [member]
Disclosure of operating segments [line items]
Property, plant and equipment	4		4
Operating segments [member] | Assets under construction [member] | Distribution [member]
Disclosure of operating segments [line items]
Property, plant and equipment	201		259
Operating segments [member] | Assets under construction [member] | Corporate [member]
Disclosure of operating segments [line items]
Property, plant and equipment	244		323
Eliminations [member]
Disclosure of operating segments [line items]
Current assets	(4,769)		(5,422)
Non-current assets	(169)		(509)
Long-term receivables	(129)		(461)
Property, plant and equipment	(40)		(48)
Total Assets	(4,938)		(5,931)
Eliminations [member] | Operating assets [member]
Disclosure of operating segments [line items]
Property, plant and equipment	$ (40)		$ (48)